ACCOUNTS RECEIVABLE AND OTHER - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 33	$ 164
Allowance account for credit losses of financial assets	112	114
Accounts receivable	852	753
Restricted cash and deposits	331	292
Prepaid expenses	367	330
Inventory	574	131
Other current assets	119	201
Total accounts receivable and other	2,276	1,871
Loss allowance in commercial property operating expenses	$ 49	$ 99	$ 31